SEGMENTED INFORMATION - Reconciliation of FFO to Net Income (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [abstract]
Net (loss) income	$ (1,493)	$ 704	$ (1,650)	$ 1,960
Realized disposition gains in fair value changes or equity	469	7	562	239
Non-controlling interests in FFO	1,501	1,863	(3,482)	(3,465)
Financial statement components not included in FFO
Equity Accounted Fair Value Changes And Other Non Funds From Operations	1,253	(379)	2,191	(128)
Fair value changes	1,153	1,398	1,567	1,229
Depreciation and amortization	1,376	1,234	2,785	2,268
Deferred income taxes	(96)	7	72	56
Total FFO	$ 1,161	$ 1,108	$ 2,045	$ 2,159